Income taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income taxes

Note 15 – Income taxes

A reconciliation of the federal statutory income tax provision to the Company’s actual provision for the years ended December 31, 2012, 2011, and 2010 is as follows:

	2012	2011	2010
Benefit at federal statutory tax rate	$680,000	$648,000	$185,000
Unbenefited operating losses	(680,000)	(648,000)	(185,000)
Income tax provision	$—	$—	$—

The components of net deferred tax assets recognized in the accompanying consolidated balance sheets at December 31, 2012 and 2011 are as follows:

	2012	2011	2010
Net operating loss carryforwards	$3,380,000	$2,896,000	$2,867,000
Accrued expenses and other	676,000	588,000	30,000
Accounts receivable	60,000	37,000	—
Inventory	130,000	139,000	—
Depreciation	94,000	184,000	13,000
	4,340,000	3,844,000	2,910,000
Valuation allowance	(4,340,000)	(3,844,000)	(2,910,000)
Net deferred tax asset	$—	$—	$—

As of December 31, 2012, the company has federal loss carryforwards of approximately $8,500,000, which expire beginning in 2021 through 2032. In addition, the Company has varying amounts of state net operating losses, expiring at various dates starting in 2012 through 2032. The federal net operating losses include approximately $1,900,000 attributable to the Company’s majority-owned subsidiary, which can only be used against income of that entity.

Management has determined that it is more likely than not that the company will not recognize the benefits of the federal and state deferred tax assets and as a result has recorded a valuation allowance against the entire net deferred tax asset. The valuation allowance has increased by $496,000 during the year ended December 31, 2012. If the company should generate sustained future taxable income, against which these tax attributes may be recognized, some portion or all of the valuation allowance would be reversed.

The Company did not record a benefit for income taxes related to its operating losses for the years ended December 31, 2012, 2011, and 2010.

The Company has analyzed its current tax return compliance positions and has determined that no uncertain tax positions have been taken that would require recognition.